COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 1,177,726	$ 2,040,592
2021	1,920,224	1,389,503
2022	1,299,098	770,549
2023	784,887	266,170
2024	537,162	45,479
Thereafter	318,501	112,639
Total lease payments	6,037,598	4,624,932
Less imputed interest	(1,107,797)	(693,352)
Present value of minimum lease payments	$ 4,929,801	$ 3,931,580